UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Low-Priced Stock Fund
Low-Priced Stock
Class K

October 31, 2009

1.809099.105

LPS-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 23.0%
Auto Components - 1.6%
ASTI Corp. (d)	1,683,000	$ 3,700
Autoliv, Inc.	10,000	336
Drew Industries, Inc. (a)	724,901	13,875
FCC Co. Ltd.	565,000	9,716
Federal Screw Works (d)	150,000	338
Halla Climate Control Co.	100,000	969
Hi-Lex Corp.	1,125,000	10,588
INZI Controls Co. Ltd. (d)	1,516,000	4,097
Johnson Controls, Inc.	9,368,380	224,092
Motonic Corp. (d)	1,884,300	13,984
Murakami Corp. (d)	800,000	5,333
Musashi Seimitsu Industry Co. Ltd.	925,000	19,195
Nippon Seiki Co. Ltd.	1,775,000	18,641
Nissin Kogyo Co. Ltd.	835,000	12,426
Nittan Valve Co. Ltd.	325,000	1,039
Nokian Tyres PLC	100,000	2,140
Piolax, Inc. (d)	965,000	16,382
Samsung Climate Control Co. Ltd.	330,050	1,891
Semperit AG Holding	855,000	30,096
Sewon Precision Industries Co. Ltd.	49,860	2,088
SJM Co. Ltd. (d)	1,160,000	5,255
Strattec Security Corp. (d)	342,788	4,799
Yutaka Giken Co. Ltd. (d)	1,170,200	15,161
		416,141
Automobiles - 0.0%
Glendale International Corp. (a)	350,000	116
Yachiyo Industry Co. Ltd.	550,000	3,875
		3,991
Distributors - 0.3%
Doshisha Co. Ltd.	500,000	9,381
Educational Development Corp. (d)	372,892	1,958
Goodfellow, Inc. (d)	857,000	6,727
SPK Corp.	125,000	1,587
Strongco Income Fund (a)(d)	809,962	2,910
Uni-Select, Inc. (d)	1,971,000	48,945
		71,508
Diversified Consumer Services - 1.0%
Career Education Corp. (a)(d)	5,000,000	104,200
Clip Corp. (d)	328,000	3,076
Hillenbrand, Inc.	250,014	4,995
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Jackson Hewitt Tax Service, Inc. (d)	2,170,050	$ 10,655
Kyoshin Co. Ltd.	130,000	279
Matthews International Corp. Class A	50,000	1,837
Meiko Network Japan Co. Ltd.	679,800	4,380
Noah Education Holdings Ltd. ADR (c)	350,000	1,673
Regis Corp.	1,000,000	16,240
Shingakukai Co. Ltd.	200,000	663
Shuei Yobiko Co. Ltd.	125,000	731
Steiner Leisure Ltd. (a)(d)	1,680,000	62,093
Step Co. Ltd.	630,000	3,218
Up, Inc. (d)	780,000	4,588
Weight Watchers International, Inc.	675,000	17,894
YBM Sisa.com, Inc.	154,200	1,102
		237,624
Hotels, Restaurants & Leisure - 2.9%
Aeon Fantasy Co. Ltd.	50,000	661
ARK Restaurants Corp. (d)	348,804	4,353
Benihana, Inc. (a)	530,780	3,259
Benihana, Inc. Class A (sub. vtg.) (a)	171,322	829
Brazil Fast Food Corp. (a)	5,000	25
Brinker International, Inc. (d)	9,680,000	122,355
Carnival Corp. unit	100,000	2,912
CEC Entertainment, Inc. (a)(d)	2,275,011	66,453
Chimney Co. Ltd. (d)	909,900	15,468
Darden Restaurants, Inc.	2,625,000	79,564
Flanigan's Enterprises, Inc. (a)	50,357	279
Flight Centre LTD	925,000	13,946
Jack in the Box, Inc. (a)(d)	6,569,000	123,234
McCormick & Schmick's Seafood Restaurants (a)(d)	1,084,777	6,530
Monarch Casino & Resort, Inc. (a)(d)	1,136,676	7,889
Papa John's International, Inc. (a)(d)	2,749,964	61,874
Plenus Co. Ltd. (d)	2,600,000	35,460
Red Robin Gourmet Burgers, Inc. (a)(d)	1,502,203	25,102
Royal Caribbean Cruises Ltd. (a)(c)	2,500,000	50,575
Ruby Tuesday, Inc. (a)(d)	6,372,030	42,438
Ruth's Hospitality Group, Inc. (a)(d)	1,486,311	4,622
Sonic Corp. (a)(d)	6,085,000	56,895
Sportscene Group, Inc. Class A (d)	400,000	4,248
St. Marc Holdings Co. Ltd.	367,600	11,047
		740,018
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - 2.8%
Abbey PLC (a)(d)	3,400,000	$ 24,266
Barratt Developments PLC (a)(c)(d)	29,922,099	66,369
Barratt Developments PLC rights 11/3/09 (a)	38,898,728	21,714
Bellway PLC (d)	7,525,000	90,312
Blyth, Inc. (d)	888,900	31,494
Chromcraft Revington, Inc. (a)	217,146	302
Craftmade International, Inc. (a)(d)	570,026	1,505
D.R. Horton, Inc. (d)	24,300,000	266,328
Decorator Industries, Inc. (a)(d)	243,515	205
Dorel Industries, Inc. Class B (sub. vtg.)	1,155,000	30,964
Emak SpA	125,000	603
Ethan Allen Interiors, Inc.	421,515	5,252
First Juken Co. Ltd. (c)	305,000	2,489
Helen of Troy Ltd. (a)(d)	2,771,371	63,298
Henry Boot PLC (d)	10,774,000	19,988
Hooker Furniture Corp.	100,000	1,281
HTL International Holdings Ltd. (d)	29,655,500	9,014
Intelligent Digital Integrated Security Co., Ltd. (d)	1,001,000	11,519
M/I Homes, Inc. (a)(d)	1,803,400	20,144
Maruzen Co., Ltd.	919,000	4,485
P&F Industries, Inc. Class A (a)(d)	361,038	1,065
Pulte Homes, Inc.	100,000	901
Stanley Furniture Co., Inc. (d)	975,354	7,666
Steinhoff International Holdings Ltd.	200,000	487
Tempur-Pedic International, Inc. (a)	2,000,000	38,740
		720,391
Internet & Catalog Retail - 0.2%
Belluna Co. Ltd. (d)	4,250,000	18,341
PetMed Express, Inc. (c)(d)	2,425,100	38,050
YES24 Co. Ltd.	115,000	861
		57,252
Leisure Equipment & Products - 0.3%
Accell Group NV	69,500	3,390
Arctic Cat, Inc. (d)	1,220,380	7,249
Brunswick Corp.	274,992	2,607
Fenix Outdoor AB	25,000	419
Giant Manufacturing Co. Ltd.	600,000	1,550
JAKKS Pacific, Inc. (a)(d)	2,793,139	39,746
Marine Products Corp.	1,499,975	7,275
Polaris Industries, Inc.	10,000	421
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Pool Corp.	10,000	$ 196
Trigano SA	55,000	800
		63,653
Media - 1.5%
Ascent Media Corp. (a)	630,133	14,613
Astral Media, Inc. Class A (non-vtg.)	2,900,000	85,807
Carrere Group (a)	55,000	0*
Chime Communications PLC	2,700,000	8,644
Cossette, Inc. (sub. vtg.) (a)	1,037,800	5,664
Intage, Inc. (d)	1,040,000	18,662
New Frontier Media, Inc. (a)(d)	1,949,400	3,782
Omnicom Group, Inc.	6,250,000	214,250
Proto Corp.	30,000	925
Saga Communications, Inc. Class A (a)	375,077	4,782
STW Group Ltd.	2,000,000	1,491
Tow Co. Ltd. (d)	902,600	5,302
TVA Group, Inc. Class B (non-vtg.)	2,000,400	23,461
		387,383
Multiline Retail - 2.0%
Dollar Tree, Inc. (a)	1,500,000	67,695
Don Quijote Co. Ltd. (c)	2,800,000	74,833
Harvey Norman Holdings Ltd.	18,500,000	65,519
Izumi Co. Ltd.	10,000	121
Next PLC (d)	10,100,000	297,650
Tuesday Morning Corp. (a)(d)	3,150,016	10,175
Zakkaya Bulldog Co. Ltd.	212,500	726
		516,719
Specialty Retail - 7.5%
Abercrombie & Fitch Co. Class A (d)	8,793,740	288,611
Aeropostale, Inc. (a)	760,000	28,523
Asbury Automotive Group, Inc. (a)	15,000	146
AutoZone, Inc. (a)	900,000	121,779
bebe Stores, Inc.	700,000	4,382
Bed Bath & Beyond, Inc. (a)	10,000,002	352,100
BMTC Group, Inc. Class A (sub. vtg.)	2,984,800	60,614
Brown Shoe Co., Inc.	1,560,212	16,179
Camaieu SA	7,000	1,679
Carphone Warehouse Group PLC	5,000	15
Christopher & Banks Corp.	10,100	62
Esprit Holdings Ltd.	60,000	399
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Friedmans, Inc. Class A (a)	1,500,000	$ 0*
Gamestop Corp. Class A (a)	825,000	20,039
Glentel, Inc. (d)	879,500	11,371
Group 1 Automotive, Inc. (d)	1,440,000	36,605
Gulliver International Co. Ltd. (c)(d)	1,000,000	74,163
Honeys Co. Ltd. (c)(d)	1,425,000	9,601
Hot Topic, Inc. (a)	1,500,000	11,550
Jos. A. Bank Clothiers, Inc. (a)(c)(d)	1,825,000	74,789
Jumbo SA	5,230,000	65,726
K'S Denki Corp.	30,000	972
Kyoto Kimono Yuzen Co. Ltd.	325,000	3,221
Le Chateau, Inc. Class A (sub. vtg.) (c)	1,979,466	21,936
Leon's Furniture Ltd.	130,000	1,153
Lithia Motors, Inc. Class A (sub. vtg.)	1,997,105	16,656
Macintosh Retail Group NV	110,000	2,265
MarineMax, Inc. (a)(d)	1,295,473	8,822
Mr. Bricolage SA	250,000	4,507
Mr. Bricolage SA rights 11/4/09 (a)	250,000	0*
Nafco Co. Ltd.	785,000	14,779
Nishimatsuya Chain Co. Ltd. (c)(d)	5,514,000	55,228
Oriental Watch Holdings Ltd. (d)	18,636,400	3,521
OSIM International Ltd. warrants 6/23/11 (a)	40,626,503	3,842
Pal Co. Ltd. (d)	625,000	13,260
Point, Inc.	25,000	1,478
Pomeroy IT Solutions, Inc. (a)(d)	1,226,889	7,963
Reitmans (Canada) Ltd. Class A (non-vtg.)	125,000	1,886
Rex Stores Corp. (a)(d)	1,375,000	16,981
Right On Co. Ltd.	500,000	4,247
RONA, Inc. (a)	425,000	5,813
Ross Stores, Inc.	6,250,000	275,063
SAZABY, Inc.	360,000	4,879
ScS Upholstery PLC (a)	2,400,000	0*
Second Chance Properties Ltd.	9,000,000	2,177
Second Chance Properties Ltd. warrants 9/27/13 (a)	3,062,500	86
Sonic Automotive, Inc. Class A (sub. vtg.) (c)	2,800,000	25,032
Super Cheap Auto Group Ltd.	102,149	480
The Buckle, Inc. (c)	150,000	4,502
The Men's Wearhouse, Inc.	1,200,000	27,804
Tween Brands, Inc. (a)	990,517	8,400
United Arrows Ltd.	210,000	2,135
USS Co. Ltd. (d)	2,000,000	120,992
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Vitamin Shoppe, Inc. (a)	50,000	$ 879
Williams-Sonoma, Inc.	3,025,000	56,810
Workman Co. Ltd. (d)	1,035,500	12,600
Zale Corp. (a)	200,000	946
		1,909,648
Textiles, Apparel & Luxury Goods - 2.9%
Adolfo Dominguez SA	290,000	4,652
Arts Optical International Holdings Ltd.	11,972,000	4,461
Bijou Brigitte Modische Accessoires AG	45,000	7,291
Cherokee, Inc. (c)	135,494	2,565
Columbia Sportswear Co.	400,025	15,221
Delta Apparel, Inc. (a)(d)	859,700	7,600
Folli Follie SA	1,160,000	27,995
Fossil, Inc. (a)(d)	6,661,171	178,053
Gildan Activewear, Inc. (a)(d)	12,050,900	212,116
Hampshire Group Ltd. (a)(d)	920,000	2,760
Handsome Co. Ltd. (d)	2,436,150	29,284
JLM Couture, Inc. (a)(d)	197,100	227
K-Swiss, Inc. Class A	2,679,606	21,866
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	125,000	1,189
Liz Claiborne, Inc.	1,300,000	7,462
Marimekko Oyj	110,000	1,585
Movado Group, Inc. (d)	1,776,500	18,618
Quiksilver, Inc. (a)	2,000,000	3,980
Rocky Brands, Inc. (a)(c)(d)	542,286	4,506
Sanei-International Co. Ltd.	610,000	6,884
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	3,250,000	70,915
Sun Hing Vision Group Holdings Ltd. (d)	13,660,000	4,684
Ted Baker PLC	260,000	1,750
Texwinca Holdings Ltd.	28,386,000	24,085
Timberland Co. Class A (a)	3,499,962	56,629
Tungtex Holdings Co. Ltd.	4,500,000	797
Van de Velde	75,000	3,090
Victory City International Holdings Ltd.	5,500,000	777
Volcom, Inc. (a)	500,000	8,305
Youngone Corp.	200,000	1,282
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Youngone Holdings Co. Ltd.	593,450	$ 12,139
Yue Yuen Industrial (Holdings) Ltd.	1,350,000	3,762
		746,530
TOTAL CONSUMER DISCRETIONARY		5,870,858
CONSUMER STAPLES - 9.3%
Beverages - 1.6%
Baron de Ley SA (a)	219,063	10,638
C&C Group PLC	1,400,000	5,171
Constellation Brands, Inc. Class A (sub. vtg.) (a)	14,800,000	234,136
Grupo Continental Sab de CV Series I	500,000	1,170
Guinness Anchor Bhd	10,000	20
Hansen Natural Corp. (a)	1,500,000	54,225
PepsiAmericas, Inc.	3,620,005	105,849
		411,209
Food & Staples Retailing - 5.2%
Aoki Super Co. Ltd.	50,000	484
Belc Co. Ltd. (d)	2,086,000	19,255
Cosmos Pharmaceutical Corp.	525,000	13,509
Create SD Holdings Co. Ltd.	1,100,000	25,212
CVS Caremark Corp.	1,600,000	56,480
Daikokutenbussan Co. Ltd.	581,500	17,380
Fyffes PLC (Ireland) (d)	21,500,000	11,864
Growell Holdings Co. Ltd. (c)	299,989	7,292
Halows Co. Ltd.	901,600	6,878
Ingles Markets, Inc. Class A	729,860	11,225
Majestic Wine PLC (c)	450,016	1,668
Metro, Inc. Class A (sub. vtg.) (c)(d)	10,925,833	340,534
North West Co. Fund	10,000	157
Safeway, Inc. (d)	25,800,000	576,114
San-A Co. Ltd.	375,000	13,577
Shinsegae Food Co. Ltd.	17,000	1,117
Sligro Food Group NV	1,775,000	54,748
Sundrug Co. Ltd.	200,000	5,035
Village Super Market, Inc. Class A	161,104	4,833
Walgreen Co.	3,500,000	132,405
Yaoko Co. Ltd.	511,800	17,896
		1,317,663
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 1.7%
American Italian Pasta Co. Class A (a)	430,000	$ 11,683
ARYZTA AG	1,850,000	72,839
Chiquita Brands International, Inc. (a)	900,000	14,571
Food Empire Holdings Ltd. (d)	48,000,000	11,365
Fresh Del Monte Produce, Inc. (a)(d)	6,355,200	137,971
Global Bio-Chem Technology Group Co. Ltd.	28,000,000	6,815
Greggs PLC	650,000	4,601
Industrias Bachoco SA de CV sponsored ADR	2,300,000	52,256
Kerry Group PLC Class A	100,000	2,965
Nam Yang Dairy Products	11,000	4,992
Pacific Andes (Holdings) Ltd. (a)	73,000,477	13,014
Pacific Andes (Holdings) Ltd. warrants 7/11/22 (a)	7,208,695	454
Pacific Andes International Holdings Ltd.	48,000,000	8,013
People's Food Holdings Ltd.	32,500,000	15,324
President Rice Products PCL	75,000	388
Rocky Mountain Chocolate Factory, Inc. (d)	592,669	5,050
Samyang Genex Co. Ltd.	145,795	7,080
Select Harvests Ltd.	1,625,000	5,827
Smithfield Foods, Inc. (a)(c)	3,100,030	41,354
Sunjin Co. Ltd. (a)(d)	219,900	5,696
Synear Food Holdings Ltd. (a)	22,000,000	4,835
Timbercorp Ltd. (a)	254,947	0*
United Food Holdings Ltd. (a)	22,400,000	1,183
Yutaka Foods Corp.	275,000	4,313
		432,589
Personal Products - 0.8%
Beauty China Holdings Ltd.	200,000	10
CCA Industries, Inc.	97,700	444
Inter Parfums, Inc. (d)	2,200,000	27,016
NBTY, Inc. (a)(d)	4,600,000	167,486
Nutraceutical International Corp. (a)(d)	1,143,504	12,441
Physicians Formula Holdings, Inc. (a)(d)	1,149,992	2,518
Prestige Brands Holdings, Inc. (a)	150,568	1,018
		210,933
Tobacco - 0.0%
Karelia Tobacco Co., Inc.	2,452	217
TOTAL CONSUMER STAPLES		2,372,611
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 6.8%
Energy Equipment & Services - 3.0%
AKITA Drilling Ltd. Class A (non-vtg.)	1,777,000	$ 15,770
Basic Energy Services, Inc. (a)(d)	4,050,000	28,350
Bristow Group, Inc. (a)(d)	2,600,000	75,790
CE Franklin Ltd. (a)(d)	1,280,800	7,688
Dawson Geophysical Co. (a)	75,000	1,811
Divestco, Inc. (a)(d)	3,586,000	1,855
Ensign Energy Services, Inc.	1,000,000	14,333
Farstad Shipping ASA (d)	2,500,000	58,286
Fugro NV (Certificaten Van Aandelen) unit	1,700,027	95,076
Global Industries Ltd. (a)	1,900,038	13,851
Gulf Island Fabrication, Inc.	117,600	2,249
Hercules Offshore, Inc. (a)	3,000,000	15,390
Hornbeck Offshore Services, Inc. (a)	25,000	608
North American Energy Partners, Inc. (a)	5,000	28
Oil States International, Inc. (a)(d)	4,984,108	171,653
Pason Systems, Inc.	800,000	8,385
Peak Energy Services Trust (a)	550,000	315
Precision Drilling Trust	3,415,600	22,143
ProSafe ASA	7,900,000	41,389
Prosafe Production Public Ltd. (a)	7,500,000	16,896
Solstad Offshore ASA	1,272,400	23,999
Superior Well Services, Inc. (a)(c)	500,000	5,305
Total Energy Services, Inc. (d)	2,945,000	12,619
Union Drilling, Inc. (a)	18,121	138
Unit Corp. (a)(d)	3,600,047	140,690
Wenzel Downhole Tools Ltd. (a)	200,000	188
		774,805
Oil, Gas & Consumable Fuels - 3.8%
Adams Resources & Energy, Inc. (d)	421,700	9,573
AOC Holdings, Inc. (d)	5,700,000	38,146
Cimarex Energy Co.	2,500,000	97,900
ENI SpA	9,300,000	230,316
Frontier Oil Corp.	400,000	5,544
Hankook Shell Oil Co. Ltd. (d)	75,000	7,752
Holly Corp.	100,000	2,901
Mariner Energy, Inc. (a)(e)	1,831,700	23,336
Mariner Energy, Inc. (a)	2,100,000	26,754
Michang Oil Industrial Co. Ltd. (d)	173,900	6,390
National Energy Group, Inc. (a)	548,313	2,144
Oil Search Ltd.	18,059,375	93,631
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pebercan, Inc. (a)	1,150,000	$ 1,136
Petroleum Development Corp. (a)	252,024	4,209
Stone Energy Corp. (a)	130,000	1,993
Suncor Energy, Inc.	2,000,000	66,343
Sunoco, Inc.	2,130,000	65,604
Swift Energy Co. (a)(d)	3,250,000	68,835
Tesoro Corp. (c)	3,700,000	52,318
Tsakos Energy Navigation Ltd. (c)	310,000	4,811
USEC, Inc. (a)(c)(d)	8,600,000	33,196
W&T Offshore, Inc. (c)(d)	6,350,000	73,978
World Fuel Services Corp. (c)	1,000,761	50,889
		967,699
TOTAL ENERGY		1,742,504
FINANCIALS - 7.2%
Capital Markets - 0.0%
GFI Group, Inc.	250,000	1,288
Massachusetts Financial Corp. Class A (a)	33,494	301
TradeStation Group, Inc. (a)	1,250,000	9,650
		11,239
Commercial Banks - 0.6%
Anglo Irish Bank Corp. PLC (a)	9,500,373	5,324
Bank of the Ozarks, Inc. (c)	375,967	8,553
Cathay General Bancorp (c)(d)	3,173,840	28,025
Center Financial Corp., California	261,150	1,099
Codorus Valley Bancorp, Inc.	10,000	59
Dimeco, Inc.	16,140	662
East West Bancorp, Inc. (d)	4,700,000	42,441
EuroBancshares, Inc. (a)(c)(d)	1,071,513	1,211
First Bancorp, Puerto Rico (c)(d)	7,300,000	13,797
Hanmi Financial Corp. (a)(c)	1,554,996	2,379
Intervest Bancshares Corp. Class A (a)	13,229	44
Nara Bancorp, Inc.	40,000	294
National Penn Bancshares, Inc. (c)	1,200,000	6,744
Oriental Financial Group, Inc.	1,150,000	12,248
Pacific Premier Bancorp, Inc. (a)	131,800	490
S.Y. Bancorp, Inc. (c)	4,688	105
Smithtown Bancorp, Inc.	8,738	90
Sparebanken More (primary capital certificate)	76,674	2,852
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Sparebanken Rogaland:
rights 11/11/09 (a)(c)	101,327	$ 165
(primary capital certificate) (c)	960,000	7,561
Tamalpais Bancorp	144,661	200
The First Bancorp, Inc.	9,711	152
Vestjysk Bank AS (Reg.) (a)	105,600	2,171
W Holding Co., Inc. (c)(d)	263,050	2,925
Wilshire Bancorp, Inc. (c)	200,000	1,408
		140,999
Consumer Finance - 0.0%
Aeon Credit Service (Asia) Co. Ltd.	12,400,000	10,191
First Cash Financial Services, Inc. (a)	100,000	1,718
Nicholas Financial, Inc. (a)	182,570	1,278
		13,187
Diversified Financial Services - 0.0%
CIT Group, Inc. (c)	3,000,509	2,160
Newship Ltd.	2,500	164
Ricoh Leasing Co. Ltd.	10,000	205
		2,529
Insurance - 5.5%
Assurant, Inc.	5,500,000	164,615
Axis Capital Holdings Ltd. (d)	7,720,000	223,031
Employers Holdings, Inc.	630,048	9,337
Endurance Specialty Holdings Ltd.	2,600,000	93,574
FBL Financial Group, Inc. Class A	400,002	8,060
First Mercury Financial Corp.	445,000	5,652
Genworth Financial, Inc. Class A	13,800,000	146,556
Hartford Financial Services Group, Inc.	800,000	19,616
Lincoln National Corp.	4,900,032	116,768
National Interstate Corp.	409,981	7,425
National Western Life Insurance Co. Class A	148,870	26,225
Protective Life Corp.	1,605,000	30,896
RenaissanceRe Holdings Ltd.	3,100,000	162,750
SeaBright Insurance Holdings, Inc. (a)	20,028	224
Unico American Corp.	37,385	373
Unum Group	15,500,000	309,225
Validus Holdings Ltd.	3,014,877	76,276
		1,400,603
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 0.4%
Developers Diversified Realty Corp.	50,000	$ 430
General Growth Properties, Inc. (a)	300,000	1,224
Kite Realty Group Trust	500,460	1,857
ProLogis Trust	6,660,000	75,458
SL Green Realty Corp.	200,000	7,752
Sunstone Hotel Investors, Inc.	800,000	6,040
VastNed Offices/Industrial NV	100,000	1,739
		94,500
Real Estate Management & Development - 0.1%
Airport Facilities Co. Ltd.	235,000	1,388
Relo Holdings Corp.	385,000	5,991
Tejon Ranch Co. (a)	740,120	19,288
		26,667
Thrifts & Mortgage Finance - 0.6%
First Financial Service Corp.	102,373	938
Genworth MI Canada, Inc.	5,800,000	130,157
North Central Bancshares, Inc. (d)	133,861	2,128
The PMI Group, Inc. (c)(d)	8,925,000	21,599
WSB Holdings, Inc.	15,564	33
		154,855
TOTAL FINANCIALS		1,844,579
HEALTH CARE - 13.8%
Biotechnology - 0.7%
Amgen, Inc. (a)	3,000,000	161,190
Biogen Idec, Inc. (a)	250,000	10,533
Vital BioTech Holdings Ltd. (a)	5,000,000	114
		171,837
Health Care Equipment & Supplies - 1.5%
Anika Therapeutics, Inc. (a)	40,000	293
Atrion Corp.	10,000	1,184
CareFusion Corp. (a)	200,000	4,474
Cooper Companies, Inc.	725,012	20,308
Corin Group PLC	250,000	289
Covidien PLC	70,975	2,989
Exactech, Inc. (a)(d)	707,500	10,613
Golden Meditech Co. Ltd. (a)	11,000,000	1,979
Immucor, Inc. (a)	125,000	2,235
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Kinetic Concepts, Inc. (a)	2,400,000	$ 79,656
Mani, Inc.	175,000	12,175
Medical Action Industries, Inc. (a)(d)	1,500,380	16,414
Nakanishi, Inc.	271,300	23,314
National Dentex Corp. (a)(d)	565,449	4,524
Orthofix International NV (a)	152,831	4,891
Prim SA	692,749	7,279
Span-America Medical System, Inc.	100,758	1,391
St. Shine Optical Co. Ltd.	1,000,200	5,473
Stryker Corp.	50,000	2,300
Syneron Medical Ltd. (a)(d)	2,200,000	24,200
Techno Medica Co. Ltd.	86	267
Theragenics Corp. (a)(d)	3,304,620	4,461
Top Glove Corp. Bhd	850,000	2,025
Utah Medical Products, Inc. (d)	460,000	13,450
Varian Medical Systems, Inc. (a)	125,000	5,123
Young Innovations, Inc. (d)	767,040	18,140
Zimmer Holdings, Inc. (a)	2,000,000	105,140
		374,587
Health Care Providers & Services - 9.3%
Advocat, Inc. (d)	566,360	4,701
Almost Family, Inc. (a)(c)	160,000	4,856
Amedisys, Inc. (a)(c)	1,393,500	55,447
American HomePatient, Inc. (a)(d)	1,735,000	399
AMERIGROUP Corp. (a)(d)	4,986,967	109,963
AmSurg Corp. (a)(d)	2,353,000	49,578
AS One Corp.	125,000	2,307
Centene Corp. (a)	675,000	12,035
CML Healthcare Income Fund	500,000	6,178
Corvel Corp. (a)	112,754	3,213
Coventry Health Care, Inc. (a)(d)	14,394,006	285,433
Grupo Casa Saba SA de CV sponsored ADR	856,800	16,708
Health Grades, Inc. (a)	350,046	1,519
Health Net, Inc. (a)(d)	6,700,000	99,897
Healthcare Locums PLC	10,000	43
Healthspring, Inc. (a)	2,658,511	38,096
Healthways, Inc. (a)	1,635,000	26,291
Henry Schein, Inc. (a)	150,000	7,925
Hoshiiryou Sanki Co. Ltd.	130,100	2,642
InVentiv Health, Inc. (a)	30,000	509
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Japan Medical Dynamic Marketing, Inc.	100,000	$ 286
Kindred Healthcare, Inc. (a)	200,000	2,940
LHC Group, Inc. (a)	100,000	2,791
LifePoint Hospitals, Inc. (a)(d)	5,675,920	160,799
Lincare Holdings, Inc. (a)(d)	9,550,000	299,966
MEDNAX, Inc. (a)	100,000	5,192
Molina Healthcare, Inc. (a)(c)(d)	1,400,000	26,208
Patterson Companies, Inc. (a)(d)	8,000,002	204,240
Psychiatric Solutions, Inc. (a)	225,000	4,644
ResCare, Inc. (a)	1,200,000	14,436
Triple-S Management Corp. (a)	686,893	11,471
U.S. Physical Therapy, Inc. (a)	10,000	140
United Drug PLC:
(Ireland)	7,290,000	23,815
(United Kingdom)	505,800	1,653
UnitedHealth Group, Inc.	27,450,700	712,323
Universal American Financial Corp. (a)	1,910,007	19,100
VCA Antech, Inc. (a)	10,000	238
Wellcare Health Plans, Inc. (a)	2,000,000	52,260
WellPoint, Inc. (a)	2,250,000	105,210
Win International Co., Ltd.	81,089	470
		2,375,922
Health Care Technology - 0.7%
Arrhythmia Research Technology, Inc. (a)(d)	271,041	1,103
IMS Health, Inc. (d)	11,200,000	183,568
		184,671
Life Sciences Tools & Services - 0.9%
Charles River Laboratories International, Inc. (a)	3,000,000	109,560
eResearchTechnology, Inc. (a)	25,000	185
ICON PLC sponsored ADR (a)	2,100,000	51,870
Medtox Scientific, Inc. (a)	283,643	2,831
Thermo Fisher Scientific, Inc. (a)	1,200,000	54,000
Waters Corp. (a)	100,000	5,743
		224,189
Pharmaceuticals - 0.7%
Endo Pharmaceuticals Holdings, Inc. (a)	3,250,000	72,800
Forest Laboratories, Inc. (a)	1,600,000	44,272
Fornix Biosciences NV (d)	475,022	5,033
Ildong Pharmaceutical Co. Ltd. (d)	485,823	12,935
KunWha Pharmaceutical Co., Ltd. (d)	325,000	3,369
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
KV Pharmaceutical Co. Class A (a)(c)	4,050,450	$ 15,392
Recordati SpA	1,400,000	10,878
Torii Pharmaceutical Co. Ltd.	620,000	11,978
Whanin Pharmaceutical Co. Ltd. (d)	904,410	10,272
Yuyu Pharma, Inc.	255,000	1,275
		188,204
TOTAL HEALTH CARE		3,519,410
INDUSTRIALS - 8.1%
Aerospace & Defense - 0.9%
Alabama Aircraft Industries, Inc. (a)(d)	245,280	733
CAE, Inc. (d)	14,300,400	111,329
LMI Aerospace, Inc. (a)	169,425	1,825
Moog, Inc. Class A (a)(d)	4,149,958	103,624
		217,511
Air Freight & Logistics - 0.3%
Air T, Inc.	104,987	1,029
Dynamex, Inc. (a)	129,283	2,396
Kintetsu World Express, Inc.	500,000	11,622
Pacer International, Inc. (d)	1,825,017	5,220
Sinwa Ltd.	10,000,000	3,213
Yusen Air & Sea Service Co. Ltd. (c)(d)	4,221,500	56,546
		80,026
Airlines - 0.1%
MAIR Holdings, Inc. (a)(d)	2,000,026	0*
Pinnacle Airlines Corp. (a)	624,953	3,768
Republic Airways Holdings, Inc. (a)(d)	1,800,000	14,418
Ryanair Holdings PLC sponsored ADR (a)	25,000	682
SkyWest, Inc.	100,000	1,397
		20,265
Building Products - 0.1%
AAON, Inc.	460,000	8,285
Gibraltar Industries, Inc.	30,000	325
Insteel Industries, Inc.	393,900	4,380
Kingspan Group PLC (Ireland)	2,630,000	22,254
Kondotec, Inc.	554,000	3,681
		38,925
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 1.1%
AJIS Co. Ltd. (d)	438,500	$ 8,522
Cintas Corp.	3,300,000	91,377
Corporate Express Australia Ltd.	200,000	767
Fursys, Inc.	350,000	7,763
HNI Corp.	252,300	6,641
Knoll, Inc. (d)	3,749,968	36,750
Mitie Group PLC	7,187,306	28,190
Moshi Moshi Hotline, Inc. (c)	220,000	3,998
RPS Group PLC	100,000	344
Secom Techno Service Co. Ltd. (d)	1,037,500	28,682
United Stationers, Inc. (a)(d)	1,299,000	61,235
Viad Corp.	15,000	263
VICOM Ltd.	2,143,000	3,227
		277,759
Construction & Engineering - 0.4%
Arcadis NV	1,265,000	25,391
Chodai Co. Ltd.	100,000	286
Commuture Corp.	550,000	3,327
Daiichi Kensetsu Corp. (d)	1,348,900	9,293
Dongyang Express & Construction Corp.	169,740	2,310
EMCOR Group, Inc. (a)	30,000	709
Granite Construction, Inc.	35,000	1,000
Hanil Construction Co. Ltd.	50,000	200
Heijmans NV unit (a)	10,000	179
Hibiya Engineering Ltd.	24,900	213
Hyder Consulting PLC	425,000	1,774
Imtech NV	925,000	23,603
Kaneshita Construction Co. Ltd.	925,000	3,333
KHD Humboldt Wedag International Ltd. (a)	250,000	2,290
Kier Group PLC	30,000	474
Koninklijke BAM Groep NV	1,000,000	11,814
Kyeryong Construction Industrial Co. Ltd. (d)	656,400	12,183
Sanyo Engineering & Construction, Inc.	1,000,000	3,533
Severfield-Rowen PLC	500,000	1,354
Shinsegae Engineering & Construction Co. Ltd. (d)	314,469	3,496
ShoLodge, Inc. (a)(d)	500,627	80
United Integration Services Co. Ltd.	4,200,000	2,159
Vianini Lavori SpA	150,000	1,099
		110,100
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.7%
Aichi Electric Co. Ltd.	1,055,000	$ 3,032
AZZ, Inc. (a)(d)	1,110,000	38,029
Belden, Inc.	300,041	6,886
Canare Electric Co. Ltd.	46,200	519
Chase Corp. (d)	853,155	10,238
Chiyoda Integre Co. Ltd.	20,000	241
Cooper Industries PLC Class A	50,000	1,935
Deswell Industries, Inc. (d)	849,599	3,679
Draka Holding NV (a)(c)	1,100,000	20,598
Graphite India Ltd.	750,000	995
Hubbell, Inc. Class B	400,000	17,012
Koito Industries Ltd.	250,000	757
Korea Electric Terminal Co. Ltd. (d)	700,000	11,929
Nexans SA	425,000	30,151
PK Cables OY	310,000	2,509
Prysmian SpA	300,000	5,293
Rockwell Automation, Inc.	230,000	9,419
Thomas & Betts Corp. (a)	100,000	3,421
Universal Security Instruments, Inc. (a)(d)	241,255	1,267
		167,910
Industrial Conglomerates - 1.2%
DCC PLC (Ireland) (d)	8,250,000	217,433
Seaboard Corp.	61,500	83,087
Textron, Inc.	1,000,000	17,780
		318,300
Machinery - 1.3%
Aalberts Industries NV	3,100,000	38,994
Actuant Corp. Class A	75,000	1,171
American Railcar Industries, Inc.	75,032	750
Cascade Corp. (d)	1,084,952	26,950
CKD Corp. (d)	5,900,000	43,884
Columbus McKinnon Corp. (NY Shares) (a)(d)	1,239,953	20,521
Dover Corp.	150,000	5,652
Foremost Income Fund (d)	2,125,000	14,620
Gardner Denver, Inc. (a)	800,000	28,728
Gencor Industries, Inc. (a)	257,409	1,931
Greenbrier Companies, Inc. (d)	1,475,000	13,098
Hardinge, Inc. (d)	580,000	3,045
Hi-P International Ltd.	15,290,000	7,506
Hurco Companies, Inc. (a)(d)	643,998	10,240
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Hwacheon Machine Tool Co. Ltd. (d)	150,580	$ 3,891
Ihara Science Corp.	503,000	2,531
Inoue Kinzoku Kogyo Co. Ltd. (d)	1,082,000	5,369
Jaya Holdings Ltd. (d)	70,500,000	22,597
Kyowakogyosyo Co.,Ltd.	63,000	291
Lincoln Electric Holdings, Inc.	120,000	5,693
Miller Industries, Inc. (a)	500,437	5,029
Mueller Industries, Inc.	5,000	118
NACCO Industries, Inc. Class A	607,289	36,194
Nadex Co. Ltd. (d)	500,000	2,017
Nippon Thompson Co. Ltd.	5,000	26
Nitta Corp.	55,000	803
NN, Inc. (a)(d)	1,115,039	4,962
S&T Holdings Co. Ltd.	535,020	6,282
Singamas Container Holdings Ltd.	13,000,631	2,467
Spirax-Sarco Engineering PLC	10,000	179
Takamatsu Machinery Co., Ltd.	105,000	321
Takeuchi Manufacturing Co. Ltd.	270,000	2,784
Terex Corp. (a)	15,000	303
Tocalo Co. Ltd.	140,000	2,274
Trifast PLC (d)	8,520,000	3,707
Trinity Industrial Corp.	428,000	2,086
Twin Disc, Inc.	398,511	3,742
Wolverine Tube, Inc. (a)(d)	3,309,825	172
		330,928
Marine - 0.0%
Kirby Corp. (a)	20,000	676
Tokyo Kisen Co. Ltd. (d)	1,000,000	5,070
		5,746
Professional Services - 1.2%
Boardroom Ltd.	268,000	102
Clarius Group Ltd.	4,014,492	3,808
Corporate Executive Board Co.	700,000	16,807
CRA International, Inc. (a)(d)	600,045	14,851
en-japan, Inc. (c)	6,100	6,822
Equifax, Inc.	5,135,000	140,596
GFK AG	175,000	5,542
Hays PLC	1,500,000	2,411
LECG Corp. (a)	639,396	2,206
Manpower, Inc.	100,000	4,741
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - continued
Monster Worldwide, Inc. (a)	1,050,047	$ 15,247
MPS Group, Inc. (a)	10	0*
RCM Technologies, Inc. (a)(d)	1,275,663	2,896
SmartPros Ltd. (a)	100,000	440
SR Teleperformance SA	230,000	7,405
Stantec, Inc. (a)(d)	2,550,000	61,581
Synergie SA	125,000	3,173
Temp Holdings Co., Ltd.	200,000	1,768
TrueBlue, Inc. (a)	100,000	1,210
VSE Corp.	145,046	6,352
Wesco, Inc.	296,600	446
		298,404
Road & Rail - 0.3%
Alps Logistics Co. Ltd. (d)	1,723,700	16,495
Contrans Income Fund	130,700	857
Hutech Norin Co. Ltd. (d)	1,043,700	9,511
Japan Logistic Systems Corp.	250,000	658
Sakai Moving Service Co. Ltd. (d)	778,000	17,387
Trancom Co. Ltd. (d)	1,032,400	18,505
Universal Truckload Services, Inc.	474,513	7,801
US 1 Industries, Inc. (a)(d)	967,589	871
Vitran Corp., Inc. (a)	110,000	942
Vitran Corp., Inc. (a)(g)	500,000	3,852
		76,879
Trading Companies & Distributors - 0.4%
AddTech AB (B Shares)	400,000	5,754
BSS Group PLC	5,000	22
Grafton Group PLC unit	6,150,017	30,770
Hanwa Co. Ltd.	350,000	1,222
Houston Wire & Cable Co.	700,000	8,463
Misumi Group, Inc.	400,000	6,827
Otec Corp.	34,000	251
Parker Corp. (d)	2,023,000	3,465
Richelieu Hardware Ltd. (d)	1,100,000	20,571
Senshu Electric Co. Ltd. (d)	1,080,000	12,113
TECHNO ASSOCIE CO., LTD.	75,000	528
Uehara Sei Shoji Co. Ltd.	1,125,000	4,403
Wakita & Co. Ltd.	650,000	3,335
		97,724
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.1%
Isewan Terminal Service Co. Ltd. (d)	1,557,000	$ 6,896
Meiko Transportation Co. Ltd.	905,000	7,497
		14,393
TOTAL INDUSTRIALS		2,054,870
INFORMATION TECHNOLOGY - 15.2%
Communications Equipment - 0.8%
Bel Fuse, Inc.:
Class A	372,293	6,612
Class B (non-vtg.)	100,033	1,811
Black Box Corp. (d)	1,981,025	52,517
Blonder Tongue Laboratories, Inc. (a)	152,040	173
BYD Electronic International Co. Ltd. (a)	2,750,000	2,564
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)(c)	2,300,020	7,061
ClearOne Communications, Inc. (a)(d)	1,000,503	2,621
Cogo Group, Inc. (a)	975,700	5,474
Comtech Telecommunications Corp. (a)	50,000	1,606
Ditech Networks, Inc. (a)(d)	2,700,666	3,457
NEC Mobiling Ltd.	25,000	681
Nera Telecommunications Ltd.	9,000,000	2,010
NETGEAR, Inc. (a)(d)	3,534,317	64,431
Optical Cable Corp. (a)(d)	537,002	1,622
Plantronics, Inc.	27,275	658
SIM Technology Group	41,000,000	6,723
TKH Group NV unit	3,030,000	50,384
		210,405
Computers & Peripherals - 1.9%
ASUSTeK Computer, Inc.	22,000,511	40,256
Compal Electronics, Inc.	7,200,000	8,968
Datapulse Technology Ltd.	1,500,000	270
Dataram Corp. (a)(d)	858,800	2,310
Logitech International SA (a)(c)	535,000	9,095
Logitech International SA (Reg.) (a)	7,300,000	124,587
Rimage Corp. (a)(d)	875,000	16,100
Roland DG Corp.	130,000	1,705
Seagate Technology	11,675,000	162,866
Super Micro Computer, Inc. (a)(d)	2,724,950	21,963
TPV Technology Ltd.	52,000,000	34,121
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Western Digital Corp. (a)	1,000,000	$ 33,680
Xyratex Ltd. (a)(d)	2,923,900	30,555
		486,476
Electronic Equipment & Components - 4.4%
A&D Co. Ltd. (c)(d)	1,752,100	7,652
Beijer Electronics AB	40,000	721
CPI International, Inc. (a)	584,261	5,784
Daktronics, Inc. (d)	2,125,100	15,981
Delta Electronics PCL (For. Reg.)	30,000,000	15,259
Diploma PLC	135,000	366
Domino Printing Sciences PLC	100,000	488
Elec & Eltek International Co. Ltd.	364,000	573
Elematec Corp. (d)	1,445,000	14,703
Excel Co. Ltd. (d)	909,800	10,875
Foxconn International Holdings Ltd. (a)	3,000,000	2,635
Halma PLC	5,000	19
Hon Hai Precision Industry Co. Ltd. (Foxconn)	90,000,993	351,201
Huan Hsin Holdings Ltd. (a)	7,200,000	1,311
Image Sensing Systems, Inc. (a)	25,000	304
Ingram Micro, Inc. Class A (a)	1,300,000	22,945
Insight Enterprises, Inc. (a)	1,830,049	19,252
INTOPS Co. Ltd. (d)	859,900	12,350
Jurong Technologies Industrial Corp. Ltd.	29,873,347	0*
Kingboard Chemical Holdings Ltd.	41,000,000	165,026
Kingboard Laminates Holdings Ltd.	9,000,000	6,295
KITAGAWA INDUSTRIES CO., LTD.	100,000	1,252
Measurement Specialties, Inc. (a)	240,310	1,853
Mesa Laboratories, Inc. (d)	317,500	7,620
Muramoto Electronic Thailand PCL (For. Reg.)	1,519,500	7,170
Nippo Ltd.	400,000	1,621
Orbotech Ltd. (a)(d)	2,449,985	22,785
Renishaw PLC	400,000	3,586
Rofin-Sinar Technologies, Inc. (a)	100,000	2,145
Rotork PLC	10,000	187
ScanSource, Inc. (a)(d)	2,000,596	50,795
SED International Holdings, Inc. (a)(d)	480,000	576
Shibaura Electronics Co. Ltd. (d)	608,000	6,716
Sigmatron International, Inc. (a)(d)	381,880	1,260
Sinotronics Holdings Ltd.	15,300,000	666
SMART Modular Technologies (WWH), Inc. (a)(d)	6,186,284	25,116
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Spectrum Control, Inc. (a)(d)	1,125,849	$ 9,513
SYNNEX Corp. (a)(d)	3,207,670	82,533
Taitron Components, Inc. Class A (sub. vtg.)	359,023	474
Tomen Electronics Corp. (d)	1,492,400	16,742
Tyco Electronics Ltd.	5,300,000	112,625
Venture Corp. Ltd. (d)	15,100,000	96,303
Winland Electronics, Inc. (a)(d)	337,600	246
Wireless Telecom Group, Inc. (a)(d)	1,767,712	1,184
XAC Automation Corp.	2,350,000	1,257
		1,107,965
Internet Software & Services - 1.1%
AhnLab, Inc.	300,000	3,399
DivX, Inc. (a)(d)	2,000,768	9,624
eBay, Inc. (a)	7,800,007	173,706
j2 Global Communications, Inc. (a)(d)	3,755,000	76,790
Jorudan Co. Ltd.	61,900	521
LoopNet, Inc. (a)	501,249	4,376
Perficient, Inc. (a)	1,100,619	8,959
Softbank Technology Corp.	525,000	3,710
UANGEL Corp.	210,000	1,018
United Internet AG (a)	75,000	978
		283,081
IT Services - 2.9%
Accenture PLC Class A	500,000	18,540
Affiliated Computer Services, Inc. Class A (a)	2,000,000	104,180
ALTEN (a)	400,000	10,077
Amdocs Ltd. (a)	8,000,000	201,600
Argo Graphics, Inc.	225,900	2,522
Broadridge Financial Solutions, Inc.	25,000	520
Calian Technologies Ltd. (d)	768,000	12,412
Computer Services, Inc.	80,000	2,860
CSE Global Ltd. (d)	37,695,000	21,266
Heartland Payment Systems, Inc. (d)	2,350,000	28,882
HIQ International AB	650,000	2,296
Indra Sistemas SA	1,800,000	42,407
infoGROUP, Inc. (a)	850,000	5,576
Know IT AB	175,000	1,220
Mastek Ltd.	141,545	897
Matsushita Electric Works Information Systems Co. Ltd.	250,000	7,023
NeuStar, Inc. Class A (a)	350,000	8,085
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Patni Computer Systems Ltd. sponsored ADR	1,950,000	$ 37,538
SinoCom Software Group Ltd. (d)	68,006,000	7,567
Softcreate Co., Ltd.	55,000	495
Syntel, Inc.	25,000	896
The Western Union Co.	9,100	165
Total System Services, Inc. (d)	13,900,606	221,993
Wirecard AG	25,000	326
		739,343
Office Electronics - 0.0%
Canon Finetech, Inc.	650,000	8,449
Semiconductors & Semiconductor Equipment - 1.0%
Axcelis Technologies, Inc. (a)(d)	10,327,957	9,812
Diodes, Inc. (a)(d)	4,085,000	66,912
ELMOS Semiconductor AG (a)(d)	1,023,154	6,775
Gennum Corp. (d)	2,630,480	10,300
Intest Corp. (a)(d)	909,300	536
KEC Corp. (a)	2,500,000	1,787
KEC Holdings Co. Ltd. (d)	1,799,999	2,058
Kontron AG	25,000	297
Lasertec Corp.	335,000	4,284
Leeno Industrial, Inc.	160,000	1,847
Melexis NV (d)	3,325,000	34,984
Miraial Co. Ltd.	150,000	3,507
Novatek Microelectronics Corp.	400,000	899
NVIDIA Corp. (a)	2,000,000	23,920
Omnivision Technologies, Inc. (a)(d)	3,500,247	42,913
Photronics, Inc. (a)	1,100,010	4,598
Powertech Technology, Inc.	1,500,000	4,091
Sunplus Technology Co. Ltd.	500,000	413
Telechips, Inc. (d)	1,056,100	11,973
Trio-Tech International (a)(d)	322,543	822
UKC Holdings Corp. (a)	600,000	8,414
Varitronix International Ltd. (d)	32,340,000	9,918
Y. A. C. Co., Ltd.	300,000	2,630
		253,690
Software - 3.1%
ANSYS, Inc. (a)(d)	5,200,000	211,016
Aveva Group PLC	35,000	511
Canon Software, Inc.	35,000	199
Cybernet Systems Co. Ltd. (d)	20,500	8,486
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
DMX Technologies Group Ltd. (a)	1,000,000	$ 309
DTS Corp.	100,000	860
ebix.com, Inc. (a)	420,005	25,872
Epicor Software Corp. (a)	1,581,328	12,208
Exact Holdings NV	650,000	17,954
Fair Isaac Corp.	7,446	151
ICT Automatisering NV (d)	874,000	5,337
Infomedia Ltd.	600,000	215
Jack Henry & Associates, Inc.	1,850,384	42,688
Kingdee International Software Group Co. Ltd.	23,100,000	4,987
KSK Co., Ltd.	292,300	1,593
MICROS Systems, Inc. (a)	400,295	10,776
MicroStrategy, Inc. Class A (a)	50,000	4,364
Net 1 UEPS Technologies, Inc. (a)	550,000	9,620
NSD Co. Ltd.	350,000	3,569
Nucleus Software Exports Ltd.	850,000	1,893
Oracle Corp.	17,000,000	358,700
Pervasive Software, Inc. (a)(d)	1,360,370	6,666
Progress Software Corp. (a)(d)	2,450,000	56,595
PROS Holdings, Inc. (a)	100,915	907
Radiant Systems, Inc. (a)	5,000	49
Springsoft, Inc.	7,499,922	6,545
SWORD Group	98,566	3,423
Vasco Data Security International, Inc. (a)	418,381	2,544
		798,037
TOTAL INFORMATION TECHNOLOGY		3,887,446
MATERIALS - 4.8%
Chemicals - 2.6%
American Vanguard Corp.	124,432	1,033
Aronkasei Co. Ltd.	500,000	2,168
C. Uyemura & Co. Ltd. (d)	625,000	26,136
Core Molding Technologies, Inc. (a)	250,000	703
Cytec Industries, Inc. (d)	4,600,000	152,582
Deepak Fertilisers and Petrochemicals Corp. Ltd.	3,100,000	5,719
Dongbu Fine Chemical Co. Ltd.	100,000	1,213
EcoGreen Fine Chemical Group Ltd. (d)	28,328,000	6,751
Fertilizantes Fosfatados SA (PN) (a)	50,000	483
Filtrona PLC	10,000	27
FMC Corp.	2,000,000	102,200
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Fujikura Kasei Co., Ltd. (d)	2,775,000	$ 14,337
Honshu Chemical Industry Co., Ltd.	533,000	2,318
Innospec, Inc. (d)	2,134,977	25,235
KPC Holdings Corp.	43,478	2,341
Kpx Chemical Co. Ltd.	163,080	6,486
Methanex Corp.	1,125,000	19,386
Miwon Commercial Co. Ltd.	20,850	1,104
Muto Seiko Co. Ltd.	20,000	200
NE Chemcat Corp.	75,000	1,490
OM Group, Inc. (a)(d)	2,248,000	60,741
PTT Chemical PCL	2,000,000	3,675
SK Kaken Co. Ltd.	200,000	5,087
Soken Chemical & Engineer Co. Ltd. (d)	805,000	11,233
T&K Toka Co. Ltd.	150,000	1,754
Thai Carbon Black PCL (For. Reg.)	5,601,600	2,981
Thai Rayon PCL (For. Reg.)	2,147,200	2,241
Yara International ASA	5,500,000	183,074
Yip's Chemical Holdings Ltd. (d)	33,986,000	23,568
		666,266
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.)	850,700	5,020
Mitani Sekisan Co. Ltd.	600,000	3,113
Titan Cement Co. SA (Reg.)	300,000	10,458
		18,591
Containers & Packaging - 0.4%
Chuoh Pack Industry Co. Ltd.	100,000	608
Kohsoku Corp. (d)	1,357,900	10,376
Silgan Holdings, Inc.	1,300,000	69,875
Starlite Holdings Ltd.	3,000,000	215
The Pack Corp. (d)	1,000,000	15,035
		96,109
Metals & Mining - 1.7%
Anvil Mining Ltd. (a)(c)	150,000	417
Avocet Mining PLC (a)(c)	1,500,000	1,921
Blue Earth Refineries, Inc. (a)	274,309	285
Carpenter Technology Corp.	500,000	10,515
Compania de Minas Buenaventura SA sponsored ADR	3,500,000	117,495
Gerdau SA sponsored ADR (c)	7,000,000	105,700
Horsehead Holding Corp. (a)(d)	2,875,000	27,399
HudBay Minerals, Inc. (a)	6,750,000	87,332
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Industrias Penoles SA de CV	2,760,000	$ 50,400
Korea Steel Shapes Co. Ltd.	42,000	1,925
Pacific Metals Co. Ltd.	750,000	5,636
Samuel Manu-Tech, Inc.	30,000	121
Synalloy Corp. (c)	190,383	1,721
Tohoku Steel Co. Ltd. (d)	595,000	6,290
Tokyo Kohtetsu Co. Ltd.	10,000	52
Tokyo Tekko Co. Ltd. (d)	3,100,000	10,100
Troy Resources NL (c)	250,000	513
Universal Stainless & Alloy Products, Inc. (a)	238,006	3,592
Uruguay Mineral Exploration, Inc. (a)	1,515,000	700
Webco Industries, Inc. (a)	9,122	520
Yamato Kogyo Co. Ltd.	45,000	1,351
		433,985
Paper & Forest Products - 0.0%
Stella-Jones, Inc.	23,100	461
TOTAL MATERIALS		1,215,412
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.3%
Atlantic Tele-Network, Inc. (d)	1,338,800	61,371
Wireless Telecommunication Services - 0.2%
MobileOne Ltd.	16,500,000	20,407
Okinawa Cellular Telephone Co.	209	387
SK Telecom Co. Ltd. sponsored ADR	1,900,000	31,749
		52,543
TOTAL TELECOMMUNICATION SERVICES		113,914
UTILITIES - 0.3%
Electric Utilities - 0.0%
Maine & Maritimes Corp. (d)	100,500	3,643
Gas Utilities - 0.1%
Hokuriku Gas Co.	1,674,000	4,841
Keiyo Gas Co. Ltd.	450,000	2,058
KyungDong City Gas Co. Ltd.	139,700	5,669
Otaki Gas Co. Ltd.	664,000	3,315
		15,883
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.2%
Constellation Energy Group, Inc.	1,750,000	$ 54,110
Mega First Corp. Bhd	2,000,000	677
		54,787
TOTAL UTILITIES		74,313
TOTAL COMMON STOCKS (Cost $19,336,221)		22,695,917
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.2%
Johnson Controls, Inc. 11.50%	500,000	62,545
FINANCIALS - 0.2%
Commercial Banks - 0.2%
East West Bancorp, Inc. Series A, 8.00%	3,195	2,181
Wells Fargo & Co. 7.50%	37,000	32,477
		34,658
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75%	549,000	1,537
Insurance - 0.0%
American International Group, Inc. Series A, 8.50%	400,635	4,507
TOTAL FINANCIALS		40,702
TOTAL CONVERTIBLE PREFERRED STOCKS		103,247
Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Nam Yang Dairy Products	4,917	1,178
INDUSTRIALS - 0.0%
Machinery - 0.0%
Jungheinrich AG	30,000	557
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
MATERIALS - 0.0%
Construction Materials - 0.0%
Buzzi Unicem SpA (Risparmio Shares)	150,000	$ 1,483
TOTAL NONCONVERTIBLE PREFERRED STOCKS		3,218
TOTAL PREFERRED STOCKS (Cost $88,477)		106,465
Convertible Bonds - 0.1%
	Principal Amount (000s)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
USEC, Inc. 3% 10/1/14	$ 37,150	23,237
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Textron, Inc. 4.5% 5/1/13	8,170	12,681
TOTAL CONVERTIBLE BONDS (Cost $42,233)		35,918
Money Market Funds - 11.1%
	Shares
Fidelity Cash Central Fund, 0.20% (f)	2,605,659,222	2,605,659
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(f)	217,051,201	217,051
TOTAL MONEY MARKET FUNDS (Cost $2,822,710)		2,822,710
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $22,289,641)		25,661,010
NET OTHER ASSETS - (0.6)%		(148,968)
NET ASSETS - 100%		$ 25,512,042
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,336,000 or 0.1% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,852,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Vitran Corp., Inc.	9/17/09	$ 4,534
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,892
Fidelity Securities Lending Cash Central Fund	2,081
Total	$ 3,973
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
A&D Co. Ltd.	$ 10,352	$ -	$ -	$ -	$ 7,652
Abbey PLC	21,806	-	-	-	24,266
Abercrombie & Fitch Co. Class A	248,840	2,810	-	1,523	288,611
Adams Resources & Energy, Inc.	6,494	-	-	-	9,573
Advocat, Inc.	1,039	1,128	-	48	4,701
AJIS Co. Ltd.	9,246	-	-	-	8,522
Alabama Aircraft Industries, Inc.	294	-	-	-	733
Alps Logistics Co. Ltd.	14,757	-	-	308	16,495
American HomePatient, Inc.	521	-	-	-	399
AMERIGROUP Corp.	115,872	7,045	-	-	109,963
AmSurg Corp.	48,519	-	-	-	49,578
ANSYS, Inc.	162,552	-	-	-	211,016
AOC Holdings, Inc.	55,113	-	821	-	38,146
Arctic Cat, Inc.	7,518	-	-	-	7,249
ARK Restaurants Corp.	4,444	-	-	349	4,353
Arrhythmia Research Technology, Inc.	959	-	-	-	1,103
ASTI Corp.	4,625	-	-	86	3,700
Atlantic Tele-Network, Inc.	56,136	-	-	268	61,371
Axcelis Technologies, Inc.	5,680	-	-	-	9,812
Axis Capital Holdings Ltd.	219,241	498	-	1,544	223,031
AZZ, Inc.	43,013	-	-	-	38,029
Barratt Developments PLC	83,406	1,729	-	-	66,369
Basic Energy Services, Inc.	27,338	-	-	-	28,350
Bed Bath & Beyond, Inc.	527,181	-	189,284	-	-
Belc Co. Ltd.	15,371	3,069	-	307	19,255
Belluna Co. Ltd.	16,592	983	-	325	18,341
Bellway PLC	92,404	-	-	-	90,312
Black Box Corp.	54,419	-	-	119	52,517
Blyth, Inc.	37,716	-	-	89	31,494
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Brinker International, Inc.	$ 143,936	$ 15,859	$ -	$ 993	$ 122,355
Bristow Group, Inc.	86,060	-	-	-	75,790
C. Uyemura & Co. Ltd.	27,085	-	-	-	26,136
CAE, Inc.	92,252	2,830	-	338	111,329
Calian Technologies Ltd.	11,025	1,203	-	101	12,412
Career Education Corp.	119,184	-	4,798	-	104,200
Cascade Corp.	26,527	-	-	11	26,950
Cathay General Bancorp	21,888	7,158	-	24	28,025
CE Franklin Ltd.	4,115	3,029	-	-	7,688
CEC Entertainment, Inc.	66,362	-	-	-	66,453
Chase Corp.	9,914	-	-	171	10,238
Chimney Co. Ltd.	15,869	-	-	-	15,468
CKD Corp.	30,753	257	820	184	43,884
ClearOne Communications, Inc.	2,831	-	-	-	2,621
Clip Corp.	2,433	382	-	-	3,076
Columbus McKinnon Corp. (NY Shares)	16,591	1,207	-	-	20,521
Cossette, Inc. (sub. vtg.)	4,865	-	-	-	-
Coventry Health Care, Inc.	330,602	404	-	-	285,433
CRA International, Inc.	9,426	5,699	-	-	14,851
Craftmade International, Inc.	1,664	-	-	-	1,505
CSE Global Ltd.	17,583	119	-	-	21,266
Cybernet Systems Co. Ltd.	8,255	-	-	146	8,486
Cytec Industries, Inc.	118,289	-	3,925	59	152,582
D.R. Horton, Inc.	281,637	-	-	911	266,328
Daiichi Kensetsu Corp.	9,650	354	-	-	9,293
Daktronics, Inc.	16,132	1,573	-	-	15,981
Dataram Corp.	1,254	-	-	-	2,310
DCC PLC (Ireland)	176,375	-	-	-	217,433
Decorator Industries, Inc.	144	-	-	-	205
Delta Apparel, Inc.	7,264	-	-	-	7,600
Deswell Industries, Inc.	2,542	389	-	-	3,679
Diodes, Inc.	75,409	-	-	-	66,912
Ditech Networks, Inc.	4,398	-	987	-	3,457
Divestco, Inc.	2,059	5	-	-	1,855
DivX, Inc.	11,664	-	-	-	9,624
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
East West Bancorp, Inc.	$ 49,826	$ -	$ 8,190	$ 55	$ 42,441
EcoGreen Fine Chemical Group Ltd.	4,831	2,177	-	-	6,751
Edge Petroleum Corp.	1,189	-	273	-	-
Educational Development Corp.	1,685	-	-	-	1,958
Elematec Corp.	14,185	2,454	-	130	14,703
ELMOS Semiconductor AG	2,309	3,249	-	-	6,775
EuroBancshares, Inc.	2,304	-	-	-	1,211
Exactech, Inc.	10,082	-	-	-	10,613
Excel Co. Ltd.	9,703	-	-	139	10,875
Farstad Shipping ASA	49,128	-	-	-	58,286
Federal Screw Works	300	-	-	-	338
First Bancorp, Puerto Rico	22,630	-	-	-	13,797
Food Empire Holdings Ltd.	9,703	337	-	-	11,365
Footstar, Inc.	2,036	-	2,074	-	-
Foremost Income Fund	7,797	2,996	-	158	14,620
Fornix Biosciences NV	4,739	112	-	367	5,033
Fossil, Inc.	175,455	-	-	-	178,053
Fresh Del Monte Produce, Inc.	136,065	-	-	-	137,971
Fujikura Kasei Co., Ltd.	14,194	534	-	193	14,337
Fyffes PLC (Ireland)	542	12,688	-	44	11,864
Gennum Corp.	7,186	2,659	-	72	10,300
Gildan Activewear, Inc.	200,895	-	-	-	212,116
Glentel, Inc.	8,147	2,266	-	60	11,371
Goodfellow, Inc.	5,950	-	-	-	6,727
Greenbrier Companies, Inc.	15,473	-	-	-	13,098
Group 1 Automotive, Inc.	42,717	-	290	-	36,605
Gulliver International Co. Ltd.	61,705	-	3,412	394	74,163
Hampshire Group Ltd.	2,530	-	-	-	2,760
Handsome Co. Ltd.	23,610	-	-	-	29,284
Hankook Shell Oil Co. Ltd.	5,465	-	-	-	7,752
Hardinge, Inc.	1,221	1,405	-	2	3,045
Health Net, Inc.	89,298	1,597	-	-	99,897
Heartland Payment Systems, Inc.	20,467	4,859	-	22	28,882
Helen of Troy Ltd.	65,565	-	4,939	-	63,298
Henry Boot PLC	13,230	-	-	215	19,988
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Hitachi Systems & Services Ltd.	$ 32,157	$ -	$ 32,076	$ -	$ -
Honeys Co. Ltd.	4,447	6,474	-	-	9,601
Horsehead Holding Corp.	31,001	-	274	-	27,399
HTL International Holdings Ltd.	3,961	916	-	184	9,014
Hurco Companies, Inc.	12,532	32	-	-	10,240
Hutech Norin Co. Ltd.	8,704	-	-	106	9,511
Hwacheon Machine Tool Co. Ltd.	867	3,015	-	-	3,891
ICT Automatisering NV	5,045	-	-	-	5,337
Ildong Pharmaceutical Co. Ltd.	6,725	5,487	-	-	12,935
IMS Health, Inc.	129,000	5,981	-	324	183,568
Innospec, Inc.	25,588	-	96	-	25,235
Inoue Kinzoku Kogyo Co. Ltd.	5,146	-	-	28	5,369
Intage, Inc.	17,393	1,133	-	-	18,662
Intelligent Digital Integrated Security Co., Ltd.	9,262	2,902	-	-	11,519
Inter Parfums, Inc.	22,946	-	504	73	27,016
Intest Corp.	154	-	-	-	536
INTOPS Co. Ltd.	14,523	-	-	-	12,350
INZI Controls Co. Ltd.	4,953	-	-	-	4,097
IPC Holdings Ltd.	89,699	-	97,080	682	-
Isewan Terminal Service Co. Ltd.	7,570	-	-	119	6,896
j2 Global Communications, Inc.	88,810	1,199	-	-	76,790
Jack in the Box, Inc.	138,606	-	-	-	123,234
Jackson Hewitt Tax Service, Inc.	13,008	128	-	-	10,655
JAKKS Pacific, Inc.	32,205	-	-	-	39,746
Jaya Holdings Ltd.	24,076	164	-	-	22,597
JLM Couture, Inc.	112	-	-	-	227
Jos. A. Bank Clothiers, Inc.	66,777	-	-	-	74,789
KEC Holdings Co. Ltd.	1,281	-	-	-	2,058
Knoll, Inc.	20,559	16,570	-	57	36,750
Kohsoku Corp.	8,123	1,070	-	110	10,376
Korea Electric Terminal Co. Ltd.	10,505	-	-	-	11,929
KunWha Pharmaceutical Co., Ltd.	3,535	-	-	-	3,369
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Kyeryong Construction Industrial Co. Ltd.	$ 12,046	$ 6	$ -	$ -	$ 12,183
LifePoint Hospitals, Inc.	156,996	-	-	-	160,799
Lincare Holdings, Inc.	250,019	-	-	-	299,966
M/I Homes, Inc.	23,679	-	-	-	20,144
Maine & Maritimes Corp.	3,625	-	7	5	3,643
MAIR Holdings, Inc.	-*	-	-	-	-*
MarineMax, Inc.	6,700	2,099	-	-	8,822
McCormick & Schmick's Seafood Restaurants	8,396	-	-	-	6,530
Medical Action Industries, Inc.	19,587	-	809	-	16,414
Melexis NV	23,391	1,123	-	-	34,984
Mesa Laboratories, Inc.	6,985	-	-	32	7,620
Metro, Inc. Class A (sub. vtg.)	341,463	865	-	2,369	340,534
Michang Oil Industrial Co. Ltd.	6,770	-	-	-	6,390
Molina Healthcare, Inc.	29,879	1,531	-	-	26,208
Monarch Casino & Resort, Inc.	10,310	-	-	-	7,889
Moog, Inc. Class A	105,143	7,375	-	-	103,624
Motonic Corp.	10,610	1,667	-	-	13,984
Movado Group, Inc.	25,368	-	-	-	18,618
Murakami Corp.	4,228	-	-	33	5,333
Nadex Co. Ltd.	2,864	-	-	30	2,017
National Dentex Corp.	3,817	-	-	-	4,524
NBTY, Inc.	167,426	-	913	-	167,486
NCI Building Systems, Inc.	7,909	-	5,757	-	-
NETGEAR, Inc.	60,119	-	-	-	64,431
New Frontier Media, Inc.	4,094	-	-	-	3,782
Next PLC	285,994	1,672	-	-	297,650
Nishimatsuya Chain Co. Ltd.	46,042	9,949	-	353	55,228
NN, Inc.	2,638	103	-	-	4,962
North Central Bancshares, Inc.	1,901	-	-	1	2,128
Nutraceutical International Corp.	14,237	-	-	-	12,441
Oil States International, Inc.	135,169	-	-	-	171,653
OM Group, Inc.	74,884	691	-	-	60,741
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Omnivision Technologies, Inc.	$ 65,048	$ -	$ 18,670	$ -	$ 42,913
Optical Cable Corp.	1,853	-	-	-	1,622
Orbotech Ltd.	26,656	-	-	-	22,785
Oriental Watch Holdings Ltd.	1,899	2,220	-	75	3,521
Ozeki Co. Ltd.	33,580	-	46,981	-	-
P&F Industries, Inc. Class A	592	-	-	-	1,065
Pacer International, Inc.	4,526	-	-	-	5,220
Pal Co. Ltd.	11,688	513	-	-	13,260
Papa John's International, Inc.	69,877	-	-	-	61,874
Parker Corp.	3,621	351	-	30	3,465
Patterson Companies, Inc.	217,335	-	15,438	-	204,240
Pervasive Software, Inc.	9,355	-	2,243	-	6,666
PetMed Express, Inc.	45,008	2	-	243	38,050
Physicians Formula Holdings, Inc.	1,863	-	-	-	2,518
Piolax, Inc.	16,605	-	-	74	16,382
Plenus Co. Ltd.	37,842	-	-	514	35,460
Pomeroy IT Solutions, Inc.	7,337	-	-	-	7,963
Progress Software Corp.	55,444	-	-	-	56,595
RCM Technologies, Inc.	2,870	-	-	-	2,896
Red Robin Gourmet Burgers, Inc.	28,121	-	-	-	25,102
Republic Airways Holdings, Inc.	8,960	297	-	-	14,418
Rex Stores Corp.	15,400	-	-	-	16,981
Richelieu Hardware Ltd.	20,691	-	641	74	20,571
Rimage Corp.	14,586	-	-	-	16,100
Rocky Brands, Inc.	1,880	349	-	-	4,506
Rocky Mountain Chocolate Factory, Inc.	4,807	-	-	59	5,050
Ruby Tuesday, Inc.	47,663	-	-	-	42,438
Ruth's Hospitality Group, Inc.	5,826	-	-	-	4,622
Safeway, Inc.	488,394	-	-	2,580	576,114
Sakai Moving Service Co. Ltd.	17,803	-	-	198	17,387
ScanSource, Inc.	65,619	-	8,607	-	50,795
Secom Techno Service Co. Ltd.	26,189	2,711	-	-	28,682
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
SED International Holdings, Inc.	$ 384	$ -	$ -	$ -	$ 576
Senshu Electric Co. Ltd.	13,812	-	-	109	12,113
Shibaura Electronics Co. Ltd.	5,402	2,148	-	-	6,716
Shinsegae Engineering & Construction Co. Ltd.	3,832	-	-	-	3,496
ShoLodge, Inc.	250	-	-	-	80
Sigmatron International, Inc.	783	-	-	-	1,260
SinoCom Software Group Ltd.	9,038	-	-	-	7,567
SJM Co. Ltd.	1,154	3,265	-	-	5,255
SMART Modular Technologies (WWH), Inc.	18,371	83	-	-	25,116
Soken Chemical & Engineer Co. Ltd.	9,964	-	-	-	11,233
Sonic Corp.	66,979	136	-	-	56,895
Spectrum Control, Inc.	11,297	-	175	-	9,513
Sportscene Group, Inc. Class A	3,809	-	-	-	4,248
Stanley Furniture Co., Inc.	11,825	-	1,013	-	7,666
Stantec, Inc.	64,096	-	-	-	61,581
Steiner Leisure Ltd.	53,273	-	-	-	62,093
Strattec Security Corp.	4,970	-	-	-	4,799
Strongco Income Fund	2,504	257	-	-	2,910
Sun Hing Vision Group Holdings Ltd.	1,783	3,344	-	89	4,684
Sunjin Co. Ltd.	5,108	-	-	-	5,696
Super Micro Computer, Inc.	21,636	-	-	-	21,963
Swift Energy Co.	60,913	3,050	-	-	68,835
Syneron Medical Ltd.	16,480	2,249	-	-	24,200
SYNNEX Corp.	91,162	-	-	-	82,533
Telechips, Inc.	-	11,980	-	-	11,973
The Pack Corp.	6,594	8,638	-	-	15,035
The PMI Group, Inc.	20,528	-	-	-	21,599
Theragenics Corp.	4,131	-	-	-	4,461
Tohoku Steel Co. Ltd.	6,289	-	-	36	6,290
Tokyo Kisen Co. Ltd.	5,316	44	-	-	5,070
Tokyo Tekko Co. Ltd.	-	10,514	-	53	10,100
Tomen Electronics Corp.	17,541	-	-	228	16,742
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Total Energy Services, Inc.	$ 10,798	$ -	$ -	$ 69	$ 12,619
Total System Services, Inc.	202,290	1,853	-	973	221,993
Tow Co. Ltd.	2,558	2,717	-	-	5,302
Trancom Co. Ltd.	19,915	-	-	-	18,505
Trifast PLC	3,375	219	-	-	3,707
Trio-Tech International	774	-	-	-	822
Tuesday Morning Corp.	8,924	5,129	-	-	10,175
Uni-Select, Inc.	38,213	8,814	-	179	48,945
Unit Corp.	114,085	-	-	-	140,690
United Stationers, Inc.	60,300	-	-	-	61,235
Universal Security Instruments, Inc.	1,291	-	-	-	1,267
Up, Inc.	4,534	-	-	-	4,588
US 1 Industries, Inc.	630	101	-	-	871
USEC, Inc.	33,282	-	-	-	33,196
USS Co. Ltd.	131,403	-	5,957	1,479	120,992
Utah Medical Products, Inc.	13,110	-	-	106	13,450
Varitronix International Ltd.	10,975	-	-	42	9,918
Venture Corp. Ltd.	92,899	7,247	-	-	96,303
W Holding Co., Inc.	2,696	-	-	-	2,925
W&T Offshore, Inc.	67,347	464	-	189	73,978
Whanin Pharmaceutical Co. Ltd.	8,605	1,863	-	-	10,272
Winland Electronics, Inc.	246	-	-	-	246
Wireless Telecom Group, Inc.	1,202	-	-	-	1,184
Wolverine Tube, Inc.	298	-	-	-	172
Workman Co. Ltd.	10,312	2,929	-	-	12,600
Xyratex Ltd.	17,339	-	-	-	30,555
Yip's Chemical Holdings Ltd.	17,631	1,332	-	702	23,568
Young Innovations, Inc.	20,825	-	1,312	32	18,140
Yusen Air & Sea Service Co. Ltd.	51,282	2,192	-	331	56,546
Yutaka Giken Co. Ltd.	15,251	536	-	130	15,161
Total	$ 10,281,758	$ 254,762	$ 458,366	$ 22,855	$ 10,069,072
* Amount represents less than $1,000
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,933,403	$ 5,050,666	$ 882,399	$ 338
Consumer Staples	2,373,789	2,155,647	218,132	10
Energy	1,742,504	1,366,269	376,235	-
Financials	1,885,281	1,825,823	59,294	164
Health Care	3,519,410	3,428,529	90,881	-
Industrials	2,055,427	1,627,676	427,671	80
Information Technology	3,887,446	2,804,373	1,083,073	-
Materials	1,216,895	1,040,359	176,016	520
Telecommunication Services	113,914	93,120	20,794	-
Utilities	74,313	57,753	16,560	-
Corporate Bonds	35,918	-	35,918	-
Money Market Funds	2,822,710	2,822,710	-	-
Total Investments in Securities:	$ 25,661,010	$ 22,272,925	$ 3,386,973	$ 1,112
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 435
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(24)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	701
Ending Balance	$ 1,112
The change in unrealized gain (loss) attributable to Level 3 securities at October 31, 2009	$ (24)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $22,292,400,000. Net unrealized appreciation aggregated $3,368,610,000, of which $6,813,434,000 related to appreciated investment securities and $3,444,824,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Value Discovery Fund -
Fidelity Value Discovery
Class K

October 31, 2009

1.809083.105

FVD-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 1.8%
Autoliv, Inc.	50,400	$ 1,692,432
BorgWarner, Inc.	40,600	1,230,992
Johnson Controls, Inc.	150,100	3,590,392
Modine Manufacturing Co.	149,200	1,536,760
The Goodyear Tire & Rubber Co. (a)	303,400	3,907,792
		11,958,368
Diversified Consumer Services - 0.6%
Brinks Home Security Holdings, Inc. (a)	52,627	1,630,384
Regis Corp.	139,500	2,265,480
		3,895,864
Hotels, Restaurants & Leisure - 0.7%
Carnival Corp. unit	49,800	1,450,176
Darden Restaurants, Inc.	54,100	1,639,771
Penn National Gaming, Inc. (a)	18,500	464,905
WMS Industries, Inc. (a)	29,700	1,187,406
		4,742,258
Household Durables - 4.9%
Black & Decker Corp.	55,600	2,625,432
D.R. Horton, Inc.	512,170	5,613,383
KB Home (c)	446,509	6,331,498
Lennar Corp. Class A	456,500	5,751,900
M/I Homes, Inc. (a)	125,000	1,396,250
Meritage Homes Corp. (a)	107,200	1,955,328
Newell Rubbermaid, Inc.	205,300	2,978,903
Pulte Homes, Inc.	643,762	5,800,296
		32,452,990
Media - 2.3%
Cablevision Systems Corp. - NY Group Class A	34,500	792,120
Comcast Corp. Class A	250,200	3,627,900
McGraw-Hill Companies, Inc.	69,100	1,988,698
The Walt Disney Co.	170,900	4,677,533
Virgin Media, Inc.	287,190	4,012,044
		15,098,295
Multiline Retail - 0.7%
Target Corp.	88,300	4,276,369
Specialty Retail - 1.0%
Advance Auto Parts, Inc.	43,600	1,624,536
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Best Buy Co., Inc.	51,400	$ 1,962,452
Staples, Inc.	131,300	2,849,210
		6,436,198
Textiles, Apparel & Luxury Goods - 1.1%
Polo Ralph Lauren Corp. Class A	51,700	3,847,514
VF Corp.	45,100	3,203,904
		7,051,418
TOTAL CONSUMER DISCRETIONARY		85,911,760
CONSUMER STAPLES - 2.8%
Beverages - 0.1%
Carlsberg AS Series B	6,600	465,855
Food & Staples Retailing - 0.8%
CVS Caremark Corp.	62,400	2,202,720
Wal-Mart Stores, Inc.	58,500	2,906,280
		5,109,000
Food Products - 0.9%
Smithfield Foods, Inc. (a)(c)	233,400	3,113,556
Tyson Foods, Inc. Class A	206,200	2,581,624
		5,695,180
Household Products - 0.7%
Energizer Holdings, Inc. (a)	30,600	1,862,622
Procter & Gamble Co.	47,500	2,755,000
		4,617,622
Personal Products - 0.3%
Avon Products, Inc.	73,200	2,346,060
TOTAL CONSUMER STAPLES		18,233,717
ENERGY - 16.4%
Energy Equipment & Services - 5.5%
ENSCO International, Inc.	79,700	3,649,463
Nabors Industries Ltd. (a)	110,100	2,293,383
National Oilwell Varco, Inc. (a)	295,700	12,120,743
Noble Corp.	87,900	3,581,046
Schlumberger Ltd.	99,440	6,185,168
Smith International, Inc.	56,200	1,558,426
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Transocean Ltd. (a)	39,200	$ 3,289,272
Weatherford International Ltd. (a)	185,500	3,251,815
		35,929,316
Oil, Gas & Consumable Fuels - 10.9%
Alpha Natural Resources, Inc. (a)	239,405	8,132,588
Arch Coal, Inc.	76,400	1,654,824
Cabot Oil & Gas Corp.	104,500	4,020,115
Chesapeake Energy Corp.	203,300	4,980,850
Marathon Oil Corp.	98,700	3,155,439
Noble Energy, Inc.	48,600	3,189,618
Occidental Petroleum Corp.	128,600	9,758,168
Petrohawk Energy Corp. (a)	85,400	2,008,608
Plains Exploration & Production Co. (a)	74,800	1,982,200
Range Resources Corp.	99,300	4,969,965
Royal Dutch Shell PLC:
Class A sponsored ADR	70,200	4,170,582
Class B ADR	256,000	14,888,960
Southwestern Energy Co. (a)	163,100	7,107,898
Suncor Energy, Inc.	50,560	1,677,162
		71,696,977
TOTAL ENERGY		107,626,293
FINANCIALS - 23.9%
Capital Markets - 2.9%
Charles Schwab Corp.	75,700	1,312,638
Goldman Sachs Group, Inc.	22,495	3,827,974
Morgan Stanley	432,800	13,901,536
		19,042,148
Commercial Banks - 5.5%
City National Corp.	18,400	693,128
Comerica, Inc.	106,000	2,941,500
Huntington Bancshares, Inc.	321,300	1,224,153
National Penn Bancshares, Inc.	119,300	670,466
PNC Financial Services Group, Inc.	129,600	6,342,624
U.S. Bancorp, Delaware	241,900	5,616,918
Umpqua Holdings Corp.	68,500	678,835
Wells Fargo & Co.	614,572	16,913,021
Wilmington Trust Corp., Delaware	105,200	1,267,660
		36,348,305
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 1.1%
American Express Co.	202,500	$ 7,055,100
Diversified Financial Services - 6.9%
Bank of America Corp.	1,045,905	15,249,295
JPMorgan Chase & Co.	680,390	28,419,891
Moody's Corp.	61,800	1,463,424
		45,132,610
Insurance - 4.2%
Arch Capital Group Ltd. (a)	25,700	1,731,409
Axis Capital Holdings Ltd.	196,500	5,676,885
Everest Re Group Ltd.	100,600	8,801,494
Lincoln National Corp.	254,984	6,076,269
Platinum Underwriters Holdings Ltd.	48,300	1,727,691
The Travelers Companies, Inc.	78,500	3,908,515
		27,922,263
Real Estate Investment Trusts - 1.2%
CBL & Associates Properties, Inc. (c)	514,603	4,199,160
The Macerich Co. (c)	80,600	2,401,880
U-Store-It Trust	267,200	1,523,040
		8,124,080
Real Estate Management & Development - 1.6%
CB Richard Ellis Group, Inc. Class A (a)	498,600	5,160,510
Forestar Group, Inc. (a)	217,300	3,207,348
Jones Lang LaSalle, Inc.	40,800	1,911,480
		10,279,338
Thrifts & Mortgage Finance - 0.5%
Astoria Financial Corp.	300,100	2,994,998
TOTAL FINANCIALS		156,898,842
HEALTH CARE - 8.5%
Biotechnology - 1.2%
Amgen, Inc. (a)	59,300	3,186,189
Biogen Idec, Inc. (a)	23,300	981,629
Genzyme Corp. (a)	13,200	667,920
GTx, Inc. (a)(c)	71,061	638,128
OREXIGEN Therapeutics, Inc. (a)	97,700	631,142
Protalix BioTherapeutics, Inc. (a)	78,000	739,440
Targacept, Inc. (a)	48,900	916,875
		7,761,323
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.1%
Abiomed, Inc. (a)	68,494	$ 619,871
AGA Medical Holdings, Inc.	48,400	647,108
Cooper Companies, Inc.	50,600	1,417,306
Covidien PLC	92,275	3,886,623
ev3, Inc. (a)	58,400	687,952
		7,258,860
Health Care Providers & Services - 1.6%
Aetna, Inc.	56,400	1,468,092
CIGNA Corp.	97,600	2,717,184
Emeritus Corp. (a)	65,050	1,213,833
Health Management Associates, Inc. Class A (a)	292,300	1,783,030
Medco Health Solutions, Inc. (a)	57,381	3,220,222
		10,402,361
Pharmaceuticals - 4.6%
Ardea Biosciences, Inc. (a)	42,100	568,350
Cadence Pharmaceuticals, Inc. (a)	61,500	555,345
Merck & Co., Inc.	184,600	5,709,678
Optimer Pharmaceuticals, Inc. (a)	45,800	529,448
Pfizer, Inc.	1,117,000	19,022,510
Teva Pharmaceutical Industries Ltd. sponsored ADR	67,800	3,422,544
ViroPharma, Inc. (a)	108,000	814,320
		30,622,195
TOTAL HEALTH CARE		56,044,739
INDUSTRIALS - 10.2%
Aerospace & Defense - 0.8%
Honeywell International, Inc.	95,100	3,413,139
Precision Castparts Corp.	16,300	1,557,139
		4,970,278
Airlines - 0.1%
Delta Air Lines, Inc. (a)	136,275	973,004
Building Products - 1.4%
Masco Corp.	301,700	3,544,975
Owens Corning (a)	262,196	5,797,154
		9,342,129
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.8%
R.R. Donnelley & Sons Co.	125,600	$ 2,522,048
Republic Services, Inc.	93,386	2,419,631
		4,941,679
Electrical Equipment - 1.4%
Acuity Brands, Inc.	42,500	1,345,550
Regal-Beloit Corp.	115,396	5,409,764
Rockwell Automation, Inc.	66,000	2,702,700
		9,458,014
Industrial Conglomerates - 0.5%
Textron, Inc.	179,300	3,187,954
Machinery - 2.1%
Cummins, Inc.	154,400	6,648,464
Danaher Corp.	51,400	3,507,022
The Stanley Works	55,100	2,492,173
Timken Co.	57,000	1,255,710
		13,903,369
Professional Services - 0.3%
Manpower, Inc.	38,200	1,811,062
Road & Rail - 2.8%
Arkansas Best Corp.	209,600	5,411,872
Avis Budget Group, Inc. (a)	179,800	1,510,320
CSX Corp.	137,600	5,803,968
Union Pacific Corp.	98,600	5,436,804
		18,162,964
TOTAL INDUSTRIALS		66,750,453
INFORMATION TECHNOLOGY - 12.9%
Communications Equipment - 2.3%
Adtran, Inc.	134,900	3,108,096
Cisco Systems, Inc. (a)	150,278	3,433,852
Juniper Networks, Inc. (a)	224,400	5,724,444
QUALCOMM, Inc.	70,800	2,931,828
		15,198,220
Computers & Peripherals - 1.4%
Dell, Inc. (a)	231,100	3,348,639
Hewlett-Packard Co.	87,200	4,138,512
Western Digital Corp. (a)	39,900	1,343,832
		8,830,983
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 3.1%
Amphenol Corp. Class A	56,714	$ 2,275,366
Arrow Electronics, Inc. (a)	139,100	3,524,794
Avnet, Inc. (a)	147,600	3,657,528
Flextronics International Ltd. (a)	232,500	1,506,600
Ingram Micro, Inc. Class A (a)	179,300	3,164,645
Itron, Inc. (a)	33,632	2,019,265
Omron Corp.	41,300	695,481
Tyco Electronics Ltd.	162,000	3,442,500
		20,286,179
Internet Software & Services - 0.2%
VeriSign, Inc. (a)	58,300	1,329,823
IT Services - 0.5%
Fidelity National Information Services, Inc.	91,300	1,986,688
MasterCard, Inc. Class A	6,700	1,467,434
		3,454,122
Semiconductors & Semiconductor Equipment - 4.2%
Analog Devices, Inc.	89,100	2,283,633
Applied Materials, Inc.	271,000	3,306,200
ASML Holding NV (NY Shares)	96,700	2,605,098
FormFactor, Inc. (a)	138,717	2,356,802
Lam Research Corp. (a)	89,900	3,031,428
Micron Technology, Inc. (a)	504,200	3,423,518
ON Semiconductor Corp. (a)	957,651	6,406,685
Samsung Electronics Co. Ltd.	2,294	1,375,315
Standard Microsystems Corp. (a)	57,478	1,107,026
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	36	343
Teradyne, Inc. (a)	226,000	1,891,620
		27,787,668
Software - 1.2%
BMC Software, Inc. (a)	110,100	4,091,316
Microsoft Corp.	136,100	3,774,053
		7,865,369
TOTAL INFORMATION TECHNOLOGY		84,752,364
MATERIALS - 4.8%
Chemicals - 2.9%
Albemarle Corp.	119,300	3,767,494
Ashland, Inc.	66,200	2,286,548
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Celanese Corp. Class A	186,740	$ 5,126,013
Cytec Industries, Inc.	68,500	2,272,145
Dow Chemical Co.	112,100	2,632,108
Nitto Denko Corp.	23,400	706,715
Shin-Etsu Chemical Co., Ltd.	11,900	631,108
Terra Industries, Inc.	41,700	1,324,809
		18,746,940
Metals & Mining - 0.8%
Goldcorp, Inc.	25,100	922,083
Newcrest Mining Ltd.	35,628	1,023,778
Newmont Mining Corp.	18,800	817,048
Steel Dynamics, Inc.	187,400	2,509,286
		5,272,195
Paper & Forest Products - 1.1%
Weyerhaeuser Co.	206,800	7,515,112
TOTAL MATERIALS		31,534,247
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 2.7%
AT&T, Inc.	634,705	16,292,903
Qwest Communications International, Inc.	417,200	1,497,748
		17,790,651
Wireless Telecommunication Services - 0.9%
Crown Castle International Corp. (a)	117,900	3,562,938
Sprint Nextel Corp. (a)	808,700	2,393,752
		5,956,690
TOTAL TELECOMMUNICATION SERVICES		23,747,341
UTILITIES - 3.6%
Electric Utilities - 1.9%
Entergy Corp.	62,800	4,818,016
FirstEnergy Corp.	172,100	7,448,488
		12,266,504
Independent Power Producers & Energy Traders - 0.9%
Constellation Energy Group, Inc.	138,600	4,285,512
Dynegy, Inc. Class A (a)	848,600	1,697,200
		5,982,712
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.8%
Sempra Energy	107,800	$ 5,546,310
TOTAL UTILITIES		23,795,526
TOTAL COMMON STOCKS (Cost $632,751,142)		655,295,282
Money Market Funds - 2.0%

Fidelity Securities Lending Cash Central Fund, 0.15% (b)(d) (Cost $12,988,075)	12,988,075	12,988,075
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $645,739,217)		668,283,357
NET OTHER ASSETS - (1.8)%		(11,527,752)
NET ASSETS - 100%		$ 656,755,605
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,566
Fidelity Securities Lending Cash Central Fund	7,363
Total	$ 8,929
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 85,911,760	$ 85,911,760	$ -	$ -
Consumer Staples	18,233,717	18,233,717	-	-
Energy	107,626,293	107,626,293	-	-
Financials	156,898,842	156,898,842	-	-
Health Care	56,044,739	56,044,739	-	-
Industrials	66,750,453	66,750,453	-	-
Information Technology	84,752,364	82,681,568	2,070,796	-
Materials	31,534,247	29,172,646	2,361,601	-
Telecommunication Services	23,747,341	23,747,341	-	-
Utilities	23,795,526	23,795,526	-	-
Money Market Funds	12,988,075	12,988,075	-	-
Total Investments in Securities:	$ 668,283,357	$ 663,850,960	$ 4,432,397	$ -
Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $670,734,504. Net unrealized depreciation aggregated $2,451,147, of which $67,759,403 related to appreciated investment securities and $70,210,550 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 30, 2009